CONCENTRATIONS OF RISK (Tables)	9 Months Ended
Sep. 30, 2021
Risks and Uncertainties [Abstract]
Concentrations of risk

	Three months ended September 30, 2021			September 30, 2021
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer A	$192,802	72%		$2,479,760
Customer B	38,560	14%		1,473,355
Customer C	38,560	14%		1,140,444

Total:	$269,922	100%	Total:	$5,093,559

	Three months ended September 30, 2020			September 30, 2020
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer A	$1,302,010	71%		$1,245,736
Customer B	483,291	26%		481,194

Total:	$1,785,301	98%	Total:	$1,726,930

	Nine months ended September 30, 2021			September 30, 2021
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer A	$695,289	74%		$2,479,760
Customer B	115,882	13%		1,473,355
Customer C	115,882	13%		1,140,444

Total:	$927,053	100%	Total:	$5,093,559

	Nine months ended September 30, 2020			September 30, 2020
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer A	$2,268,849	77%		$1,245,736
Customer B	541,301	18%		481,194

Total:	$2,810,150	95%	Total:	$1,726,930